Annual Total Returns - NCCMTGovernmentPortfolio-PROStandAlone - NCCMTGovernmentPortfolio-PROStandAlone - North Carolina Capital Management Trust - Government Portfolio - North Carolina Capital Management Trust - Government Portfolio
Aug. 29, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.06%
Annual Return 2016	0.32%
Annual Return 2017	0.74%
Annual Return 2018	1.72%
Annual Return 2019	2.08%
Annual Return 2020	0.39%
Annual Return 2021	0.01%
Annual Return 2022	1.55%
Annual Return 2023	5.05%